LEASE AND OTHER RECEIVABLES, NET - Schedule of Lease And Other Receivables, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lease And Other Receivables Net
Lease receivables, net	$ 2,656,696	$ 1,990,246
Tenant notes receivable - short term, net	394,167	509,543
Others	1,091,354	141,983
Sub-total	4,142,217	2,641,772
Tenant notes receivable - long term, net	1,370,812	1,748,616
Lease and other receivables, net	$ 5,513,029	$ 4,390,388